UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period: July 31, 2018

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Palmer Square Income Plus Fund

(Ticker: PSYPX)

SEMI-ANNUAL REPORT

JULY 31, 2018

Palmer Square Income Plus Fund

A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	21
Statement of Operations	23
Statements of Changes in Net Assets	24
Statement of Cash Flows	25
Financial Highlights	26
Notes to Financial Statements	27
Supplemental Information	39
Expense Example	41

This report and the financial statements contained herein are provided for the general information of the shareholders of the Palmer Square Income Plus Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.palmersquarefunds.com

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2018 (Unaudited)

Principal Amount		Value

	Bank Loans – 15.2%
$2,349,792	AECOM 3.827% (US LIBOR+175 basis points), 2/23/2025[1,2,3,4]	$2,357,511
2,492,500	Air Canada 4.072% (US LIBOR+200 basis points), 10/6/2023[1,2,5,6]	2,505,897
749,718	Altisource Sarl 6.334% (US LIBOR+400 basis points), 4/3/2024[1,2,3,4,5,6]	746,127
1,249,873	American Airlines, Inc. 3.827% (US LIBOR+175 basis points), 6/27/2025[1,2,5]	1,230,863
1,945,909	Aristocrat International Pty Ltd. 4.098% (US LIBOR+175 basis points), 10/19/2024[1,2,5,6]	1,946,172
992,513	AssuredPartners, Inc. 5.344% (US LIBOR+325 basis points), 10/22/2024[1,2,5]	994,870
475,000	Asurion LLC 8.577% (US LIBOR+650 basis points), 8/4/2025[1,2,5]	482,719
2,495,113	Axalta Coating Systems U.S. Holdings, Inc. 4.084% (US LIBOR+200 basis points), 6/1/2024[1,2,3,4,5]	2,497,969
995,000	Belron Finance U.S. LLC 4.863% (US LIBOR+250 basis points), 10/27/2024[1,2,5]	999,353
1,175,000	Brookfield Retail Holdings VII Sub 3 LLC 3.500% (US LIBOR+250 basis points), 5/7/2025[1,2,3,4,5]	1,167,045
1,250,000	Brookfield WEC Holdings, Inc. 4.500% (US LIBOR+375 basis points), 7/26/2025[1,2,3,4,5]	1,259,669
989,954	Burger King 4.327% (US LIBOR+225 basis points), 2/17/2024[1,2,5,6]	990,573
995,000	Caesars Resort Collection LLC 4.827% (US LIBOR+275 basis points), 12/22/2024[1,2,5]	1,000,209
875,000	California Resources Corp. 6.831% (US LIBOR+475 basis points), 12/31/2022[1,2,5]	891,769
1,492,500	CenturyLink, Inc. 4.827% (US LIBOR+275 basis points), 1/31/2025[1,2,5]	1,471,418
2,496,500	Charter Communications Operating LLC 4.080% (US LIBOR+200 basis points), 4/30/2025[1,2,3,4,5]	2,500,757
2,490,000	Clean Harbors, Inc. 3.844% (US LIBOR+175 basis points), 6/30/2024[1,2,3,4,5]	2,493,623
600,000	Covia Holdings Corp. 6.067% (US LIBOR+375 basis points), 6/1/2025[1,2,5]	601,188
2,363,524	Dell International LLC 3.830% (US LIBOR+175 basis points), 9/7/2021[1,2]	2,364,268
600,000	Energy Acquisition Co., Inc. 6.589% (US LIBOR+425 basis points), 6/26/2025[1,2,5]	601,500
1,175,000	Envision Healthcare Corp. 5.080% (US LIBOR+300 basis points), 12/1/2023[1,2,5]	1,176,469
1,750,000	FCA U.S. LLC 4.070% (US LIBOR+250 basis points), 12/31/2018[1,2,5]	1,755,101

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Principal Amount		Value

	Bank Loans (Continued)
$1,200,000	Flex Acquisition Co., Inc. 5.751% (US LIBOR+325 basis points), 6/22/2025[1,2,5]	$1,200,936
1,750,000	Flying Fortress Holdings LLC 4.084% (US LIBOR+175 basis points), 10/30/2022[1,2,5]	1,759,485
974,843	Freedom Mortgage Corp. 6.817% (US LIBOR+550 basis points), 2/23/2022[1,2,5]	982,359
1,859,007	Grosvenor Capital Management Holdings LLLP 4.827% (US LIBOR+275 basis points), 3/29/2025[1,2,5]	1,870,626
988,023	H.B. Fuller Co. 4.086% (US LIBOR+225 basis points), 10/20/2024[1,2,5]	989,530
	HCA, Inc.
498,667	3.577% (US LIBOR+150 basis points), 6/10/2020[1,2]	500,225
1,435,424	3.827% (US LIBOR+175 basis points), 3/18/2023[1,2,5]	1,443,505
982,358	Hilton Worldwide Finance LLC 3.841% (US LIBOR+200 basis points), 10/25/2023[1,2,5]	986,823
1,990,000	INEOS U.S. Finance LLC 4.169% (US LIBOR+200 basis points), 3/31/2024[1,2,5]	1,989,383
2,503,234	KFC Holding Co. 3.829% (US LIBOR+175 basis points), 4/3/2025[1,2,3,4,5]	2,504,486
2,494,975	Las Vegas Sands LLC 3.827% (US LIBOR+175 basis points), 3/27/2025[1,2,3,4]	2,493,029
1,470,057	Leidos Innovations Corp. 3.875% (US LIBOR+175 basis points), 8/16/2023[1,2,5]	1,480,348
	McAfee LLC
1,169,110	6.572% (US LIBOR+450 basis points), 9/29/2024[1,2,5]	1,178,399
300,000	10.468% (US LIBOR+850 basis points), 9/28/2025[1,2,5]	307,875
1,475,960	MCC Iowa LLC 3.950% (US LIBOR+200 basis points), 1/15/2025[1,2,5]	1,479,657
2,500,000	Microchip Technology, Inc. 4.080% (US LIBOR+200 basis points), 5/29/2025[1,2,5]	2,509,375
2,060,992	Micron Technology, Inc. 3.830% (US LIBOR+175 basis points), 4/26/2022[1,2,5]	2,070,009
995,000	Multi-Color Corp. 4.327% (US LIBOR+225 basis points), 10/31/2024[1,2]	996,866
2,495,000	NRG Energy, Inc. 3.943% (US LIBOR+175 basis points), 6/30/2023[1,2,3,4,5]	2,492,779
1,000,000	Quest Software U.S. Holdings, Inc. 6.576% (US LIBOR+425 basis points), 5/18/2025[1,2,5]	997,190
990,000	Realogy Group LLC 4.317% (US LIBOR+225 basis points), 2/8/2025[1,2,5]	992,940
531,375	Red Ventures LLC 6.077% (US LIBOR+400 basis points), 11/8/2024[1,2,5]	537,087
1,685,319	RPI Finance Trust 4.334% (US LIBOR+200 basis points), 3/27/2023[1,2,5]	1,691,116

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Principal Amount		Value

	Bank Loans (Continued)
$1,985,000	Seminole Tribe of Florida, Inc. 3.827% (US LIBOR+175 basis points), 7/6/2024[1,2,5]	$1,996,324
1,200,000	Tenneco, Inc. 2.750% (US LIBOR+275 basis points), 6/18/2025[1,2,3,4,5]	1,199,250
1,172,063	U.S. Silica Co. 6.125% (US LIBOR+400 basis points), 5/1/2025[1,2]	1,173,897
	Vantiv LLC
915,039	3.824% (US LIBOR+175 basis points), 10/14/2023[1,2,5]	915,483
1,496,250	3.824% (US LIBOR+175 basis points), 8/20/2024[1,2,5]	1,496,841
	Vistra Operations Co. LLC
200,518	4.077% (US LIBOR+275 basis points), 8/4/2023[1,2,5]	200,421
3,200,000	4.057% (US LIBOR+200 basis points), 12/1/2025[1,2,3,4,5]	3,196,400
1,172,055	Wrangler Buyer Corp. 4.827% (US LIBOR+275 basis points), 9/28/2024[1,2,5]	1,176,456

	Total Bank Loans (Cost $76,602,423)	76,844,170

	Bonds – 63.9%
	Asset-Backed Securities – 39.0%
1,750,000	A Voce CLO Ltd. Series 2014-1A, Class C, 5.839% (LIBOR 3 Month+350 basis points), 7/15/2026[1,5,7]	1,752,800
	Ally Auto Receivables Trust
360,496	Series 2018-1, Class A1, 1.750%, 2/15/2019[5]	360,498
384,157	Series 2015-2, Class A3, 1.490%, 11/15/2019[5]	383,864
1,500,000	ALM VII Ltd. Series 2012-7A, Class DR, 9.439% (LIBOR 3 Month+710 basis points), 10/15/2028[1,5,7]	1,516,800
2,250,000	ALM VIII Ltd. Series 2013-8A, Class A1R, 3.829% (LIBOR 3 Month+149 basis points), 10/15/2028[1,5,7]	2,252,925
1,000,000	Annisa CLO Ltd. Series 2016-2A, Class ER, 8.348% (LIBOR 3 Month+600 basis points), 7/20/2031[1,5,7]	1,003,000
	Apidos CLO XI
5,425,000	Series 2012-11A, Class AR, 3.776% (LIBOR 3 Month+144 basis points), 1/17/2028[1,5,7]	5,433,680
300,000	Series 2012-11A, Class DR, 6.386% (LIBOR 3 Month+405 basis points), 1/17/2028[1,5,7]	301,020
500,000	Apidos CLO XII Series 2013-12A, Class DR, 4.939% (LIBOR 3 Month+260 basis points), 4/15/2031[1,5,7]	493,450
500,000	Apidos CLO XVI Series 2013-16A, Class CR, 5.342% (LIBOR 3 Month+300 basis points), 1/19/2025[1,5,7]	500,400

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Asset-Backed Securities (Continued)
$1,000,000	Apidos CLO XVII Series 2014-17A, Class D, 7.086% (LIBOR 3 Month+475 basis points), 4/17/2026[1,5,7]	$1,001,500
250,000	Apidos CLO XVIII Series 2014-18A, Class E, 8.347% (LIBOR 3 Month+600 basis points), 7/22/2026[1,5,7]	251,775
1,000,000	Apidos CLO XXII Series 2015-22X, Class E, 9.598% (LIBOR 3 Month+725 basis points), 10/20/2027[1,5]	1,003,600
1,910,563	Applebee's Funding LLC / IHOP Funding LLC Series 2014-1, Class A2, 4.277%, 9/5/2044[5,7]	1,891,839
500,000	Ares XL CLO Ltd. Series 2016-40A, Class C, 6.039% (LIBOR 3 Month+370 basis points), 10/15/2027[1,5,7]	501,250
	Ares XLI CLO Ltd.
400,000	Series 2016-41A, Class D, 6.539% (LIBOR 3 Month+420 basis points), 1/15/2029[1,5,7]	405,480
1,000,000	Series 2016-41A, Class E, 9.339% (LIBOR 3 Month+700 basis points), 1/15/2029[1,5,7]	1,029,300
750,000	Babson CLO Ltd. Series 2013-IA, Class DR, 4.898% (LIBOR 3 Month+255 basis points), 1/20/2028[1,5,7]	745,275
2,195,064	Bank of The West Auto Trust Series 2015-1, Class A4, 1.660%, 9/15/2020[5,7]	2,190,176
500,000	Battalion CLO VIII Ltd. Series 2015-8A, Class CR, 6.355% (LIBOR 3 Month+400 basis points), 7/18/2030[1,5,7]	504,700
1,500,000	Benefit Street Partners CLO II Ltd. Series 2013-IIA, Class DR, 8.889% (LIBOR 3 Month+655 basis points), 7/15/2029[1,5,7]	1,514,550
750,000	Benefit Street Partners CLO III Ltd. Series 2013-IIIA, Class DR, 8.948% (LIBOR 3 Month+660 basis points), 7/20/2029[1,5,7]	755,550
	Benefit Street Partners CLO IV Ltd.
1,000,000	Series 2014-IVA, Class A1R, 3.838% (LIBOR 3 Month+149 basis points), 1/20/2029[1,5,7]	1,003,300
750,000	Series 2014-IVA, Class DR, 9.598% (LIBOR 3 Month+725 basis points), 1/20/2029[1,5,7]	762,825
	Benefit Street Partners CLO V-B Ltd.
500,000	Series 2018-5BA, Class C, 5.047% (LIBOR 3 Month+293 basis points), 4/20/2031[1,5,7]	500,300
750,000	Series 2018-5BA, Class D, 8.067% (LIBOR 3 Month+595 basis points), 4/20/2031[1,5,7]	752,325

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Asset-Backed Securities (Continued)
$1,600,000	Benefit Street Partners CLO VI Ltd. Series 2015-VIA, Class CR, 5.783% (LIBOR 3 Month+345 basis points), 10/18/2029[1,5,7]	$1,617,920
750,000	Benefit Street Partners CLO XII Ltd. Series 2017-12A, Class D, 8.749% (LIBOR 3 Month+641 basis points), 10/15/2030[1,5,7]	754,200
	BlueMountain CLO Ltd.
500,000	Series 2013-3A, Class DR, 5.239% (LIBOR 3 Month+290 basis points), 10/29/2025[1,5,7]	501,200
1,000,000	Series 2014-2A, Class DR, 5.348% (LIBOR 3 Month+300 basis points), 7/20/2026[1,5,7]	1,001,800
1,100,000	Series 2013-1A, Class DR, 9.848% (LIBOR 3 Month+750 basis points), 1/20/2029[1,5,7]	1,118,370
1,000,000	Series 2013-2A, Class ER, 8.647% (LIBOR 3 Month+630 basis points), 10/22/2030[1,5,7]	1,013,100
750,000	BlueMountain CLO XXII Ltd. Series 2018-1A, Class E, 8.289% (LIBOR 3 Month+595 basis points), 7/30/2030[1,5,7]	749,925
2,237,603	BMW Vehicle Lease Trust Series 2016-2, Class A3, 1.430%, 9/20/2019[5]	2,230,092
250,000	Bowman Park CLO Ltd. Series 2014-1A, Class D1R, 5.680% (LIBOR 3 Month+335 basis points), 11/23/2025[1,5,7]	250,250
2,500,000	Bristol Park CLO Ltd. Series 2016-1A, Class C, 4.939% (LIBOR 3 Month+260 basis points), 4/15/2029[1,5,7]	2,520,000
4,500,000	Carlyle Global Market Strategies CLO Series 2012-3A, Class A1R, 3.789% (LIBOR 3 Month+145 basis points), 10/14/2028[1,5,7]	4,505,400
	Carlyle Global Market Strategies CLO Ltd.
250,000	Series 2012-4A, Class DR, 6.448% (LIBOR 3 Month+410 basis points), 1/20/2029[1,5,7]	252,700
1,000,000	Series 2014-2RA, Class D, 5.130% (LIBOR 3 Month+535 basis points), 5/15/2031[1,5,7]	980,100
3,175,000	CarMax Auto Owner Trust Series 2018-3, Class A1, 2.433%, 8/15/2019[5]	3,175,000
	Catamaran CLO Ltd.
1,825,000	Series 2014-2A, Class C, 5.833% (LIBOR 3 Month+350 basis points), 10/18/2026[1,5,7]	1,830,840
1,000,000	Series 2016-1A, Class C, 6.183% (LIBOR 3 Month+385 basis points), 1/18/2029[1,5,7]	1,007,100
	CCG Receivables Trust
1,665,767	Series 2018-1, Class A1, 1.850%, 2/14/2019[5,7]	1,664,714
1,163,919	Series 2016-1, Class A2, 1.690%, 9/14/2022[5,7]	1,158,461

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Asset-Backed Securities (Continued)
$2,800,745	Series 2015-1, Class A3, 1.920%, 1/17/2023[5,7]	$2,796,328
7,850,000	Cedar Funding VI CLO Ltd. Series 2016-6A, Class A1, 3.818% (LIBOR 3 Month+147 basis points), 10/20/2028[1,5,7]	7,863,345
500,000	CIFC Funding Ltd. Series 2013-4A, Class ERR, 7.536% (LIBOR 3 Month+545 basis points), 4/27/2031[1,5,7]	491,850
	CNH Equipment Trust
347,720	Series 2017-C, Class A1, 1.540%, 12/14/2018[5]	347,722
1,553,171	Series 2018-A, Class A1, 2.450%, 6/14/2019[5]	1,553,270
368,572	Series 2015-A, Class A3, 1.300%, 4/15/2020[5]	368,084
1,867,799	Series 2014-C, Class A4, 1.650%, 9/15/2021[5]	1,864,549
1,000,000	Covenant Credit Partners CLO II Ltd. Series 2014-2A, Class D, 5.986% (LIBOR 3 Month+365 basis points), 10/17/2026[1,5,7]	1,003,000
1,500,000	Dryden 33 Senior Loan Fund Series 2014-33A, Class ER, 9.879% (LIBOR 3 Month+754 basis points), 10/15/2028[1,5,7]	1,527,900
975,000	Dryden 36 Senior Loan Fund Series 2014-36A, Class ER, 10.139% (LIBOR 3 Month+780 basis points), 1/15/2028[1,5,7]	992,745
	Dryden 40 Senior Loan Fund
750,000	Series 2015-40A, Class D, 6.043% (LIBOR 3 Month+370 basis points), 8/15/2028[1,5,7]	752,400
1,125,000	Series 2015-40A, Class F, 9.743% (LIBOR 3 Month+740 basis points), 8/15/2028[1,5,7]	1,132,200
	Dryden 43 Senior Loan Fund
1,000,000	Series 2016-43A, Class DR, 5.448% (LIBOR 3 Month+310 basis points), 7/20/2029[1,5,7]	1,003,700
1,800,000	Series 2016-43A, Class ER, 8.448% (LIBOR 3 Month+610 basis points), 7/20/2029[1,5,7]	1,808,820
500,000	Dryden 45 Senior Loan Fund Series 2016-45A, Class E, 9.189% (LIBOR 3 Month+685 basis points), 7/15/2027[1,5,7]	503,200
875,000	Dryden 50 Senior Loan Fund Series 2017-50A, Class E, 8.599% (LIBOR 3 Month+626 basis points), 7/15/2030[1,5,7]	883,925
	Dryden XXV Senior Loan Fund
1,000,000	Series 2012-25A, Class CRR, 4.189% (LIBOR 3 Month+185 basis points), 10/15/2027[1,5,7]	998,500
1,000,000	Series 2012-25A, Class DRR, 5.339% (LIBOR 3 Month+300 basis points), 10/15/2027[1,5,7]	1,001,200

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Asset-Backed Securities (Continued)
	Eaton Vance CLO Ltd.
$1,000,000	Series 2013-1A, Class CR, 6.589% (LIBOR 3 Month+425 basis points), 1/15/2028[1,5,7]	$1,008,100
1,500,000	Series 2013-1A, Class DR, 9.939% (LIBOR 3 Month+760 basis points), 1/15/2028[1,5,7]	1,536,450
750,000	Series 2015-1A, Class DR, 4.848% (LIBOR 3 Month+250 basis points), 1/20/2030[1,5,7]	737,925
500,000	Emerson Park CLO Ltd. Series 2013-1A, Class DR, 5.739% (LIBOR 3 Month+340 basis points), 7/15/2025[1,5,7]	501,000
1,489,559	Engs Commercial Finance Trust Series 2018-1A, Class A1, 2.970%, 2/22/2021[5,7]	1,487,738
	Enterprise Fleet Financing LLC
4,540,480	Series 2018-1, Class A1, 2.150%, 3/20/2019[5,7]	4,536,180
2,200,000	Series 2018-2, Class A1, 2.550%, 8/20/2019[5,7]	2,200,000
1,939,957	Series 2015-2, Class A3, 2.090%, 2/22/2021[5,7]	1,934,646
1,993,000	Fairway Outdoor Funding LLC Series 2012-1A, Class B, 8.835%, 10/15/2042[5,7]	2,031,864
	Ford Credit Auto Owner Trust
4,475,000	Series 2014-C, Class B, 1.970%, 4/15/2020[5]	4,464,215
2,900,000	Series 2015-B, Class A4, 1.580%, 8/15/2020[5]	2,887,457
3,660,000	Ford Credit Floorplan Master Owner Trust A Series 2016-1, Class A1, 1.760%, 2/15/2021	3,642,249
700,000	Galaxy XIX CLO Ltd. Series 2015-19A, Class D1R, 8.872% (LIBOR 3 Month+653 basis points), 7/24/2030[1,5,7]	709,380
2,250,000	Galaxy XV CLO Ltd. Series 2013-15A, Class ER, 8.984% (LIBOR 3 Month+665 basis points), 10/15/2030[1,5,7]	2,278,575
	GM Financial Consumer Automobile Receivables Trust
1,063,993	Series 2018-2, Class A1, 2.300%, 4/16/2019[5]	1,064,016
4,000,000	Series 2018-3, Class A1, 2.367%, 7/16/2019[5]	3,999,688
744,272	GreatAmerica Leasing Receivables Funding LLC Series Series 2018-1, Class A1, 1.850%, 2/15/2019[5,7]	744,251
	Hertz Fleet Lease Funding LP
375,000	Series 2016-1, Class B, 4.286% (LIBOR 1 Month+220 basis points), 4/10/2030[1,5,7]	377,934
455,000	Series 2017-1, Class B, 2.880%, 4/10/2031[5,7]	451,172
1,000,000	Highbridge Loan Management Ltd. Series 2013-2A, Class DR, 8.948% (LIBOR 3 Month+660 basis points), 10/20/2029[1,5,7]	1,029,600
	Honda Auto Receivables Owner Trust
813,984	Series 2017-2, Class A2, 1.460%, 10/15/2019[5]	811,927
1,266,519	Series 2016-2, Class A3, 1.390%, 4/15/2020[5]	1,260,756

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Asset-Backed Securities (Continued)
$3,051,282	Series 2016-3, Class A3, 1.160%, 5/18/2020[5]	$3,030,124
887,311	Huntington Auto Trust Series 2016-1, Class A3, 1.590%, 11/16/2020[5]	882,889
	Hyundai Auto Lease Securitization Trust
3,894,673	Series 2016-A, Class A4, 1.800%, 12/16/2019[5,7]	3,891,962
2,559,908	Series 2017-C, Class A2A, 1.890%, 3/16/2020[5,7]	2,543,865
1,625,000	Series 2017-A, Class A3, 1.880%, 8/17/2020[5,7]	1,618,417
	Hyundai Auto Receivables Trust
1,224,921	Series 2018-A, Class A1, 2.230%, 4/15/2019[5]	1,224,950
2,500,000	Series 2015-B, Class A4, 1.480%, 6/15/2021[5]	2,487,837
700,000	Series 2015-C, Class B, 2.150%, 11/15/2021[5]	694,868
1,000,000	Jamestown CLO III Ltd. Series 2013-3A, Class C, 5.639% (LIBOR 3 Month+330 basis points), 1/15/2026[1,5,7]	1,002,300
1,000,000	LCM XV LP Series 15A, Class ER, 8.859% (LIBOR 3 Month+650 basis points), 7/20/2030[1,5,7]	1,016,400
500,000	Madison Park Funding XIV Ltd. Series 2014-14A, Class DR, 5.598% (LIBOR 3 Month+325 basis points), 7/20/2026[1,5,7]	498,200
	Madison Park Funding XIX Ltd.
825,000	Series 2015-19A, Class CR, 4.497% (LIBOR 3 Month+215 basis points), 1/22/2028[1,5,7]	824,588
2,000,000	Series 2015-19A, Class DR, 6.697% (LIBOR 3 Month+435 basis points), 1/22/2028[1,5,7]	2,002,000
1,000,000	Madison Park Funding XXII Ltd. Series 2016-22A, Class E, 8.985% (LIBOR 3 Month+665 basis points), 10/25/2029[1,5,7]	1,009,700
1,000,000	Madison Park Funding XXX Ltd. Series 2018-30A, Class D, 4.839% (LIBOR 3 Month+250 basis points), 4/15/2029[1,5,7]	983,200
1,425,000	Magnetite IX Ltd. Series 2014-9A, Class CR, 5.435% (LIBOR 3 Month+310 basis points), 7/25/2026[1,5,7]	1,426,710
	Mercedes-Benz Auto Lease Trust
371,219	Series 2018-A, Class A1, 1.750%, 2/15/2019[5]	371,222
1,865,000	Series 2018-A, Class A2, 2.200%, 4/15/2020[5]	1,860,936
	MMAF Equipment Finance LLC
103,307	Series 2017-B, Class A1, 1.500%, 12/14/2018[5,7]	103,293
1,882,473	Series 2017-AA, Class A2, 1.730%, 5/18/2020[5,7]	1,877,427
2,236,891	Series 2014-AA, Class A4, 1.590%, 2/8/2022[5,7]	2,217,025
1,500,000	Mountain View CLO LLC Series 2016-1A, Class E, 9.339% (LIBOR 3 Month+700 basis points), 1/14/2029[1,5,7]	1,523,400

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Asset-Backed Securities (Continued)
$453,794	Nationstar HECM Loan Trust Series 2017-1A, Class A, 1.968%, 5/25/2027[5,7]	$453,227
1,150,000	Neuberger Berman CLO XIV Ltd. Series 2013-14A, Class DR, 5.989% (LIBOR 3 Month+365 basis points), 1/28/2030[1,5,7]	1,157,935
	Nissan Auto Lease Trust
29,687	Series 2016-A, Class A3, 1.490%, 3/15/2019[5]	29,673
3,123,918	Series 2017-A, Class A2B, 2.272% (LIBOR 1 Month+20 basis points), 9/16/2019[1,5]	3,124,136
2,507,427	Series 2017-B, Class A2A, 1.830%, 12/16/2019[5]	2,494,797
	Nissan Auto Receivables Owner Trust
2,062,207	Series 2015-C, Class A3, 1.370%, 5/15/2020[5]	2,053,077
928,828	Series 2016-A, Class A3, 1.340%, 10/15/2020[5]	923,008
750,000	Octagon Investment Partners XIV Ltd. Series 2012-1A, Class CR, 6.339% (LIBOR 3 Month+400 basis points), 7/15/2029[1,5,7]	758,175
4,266,000	Ocwen Master Advance Receivables Trust Series 2017-T1, Class AT1, 2.499%, 9/15/2048[5,7]	4,264,477
	OZLM VI Ltd.
1,250,000	Series 2014-6A, Class CS, 5.466% (LIBOR 3 Month+313 basis points), 4/17/2031[1,5,7]	1,251,500
500,000	Series 2014-6A, Class DS, 8.386% (LIBOR 3 Month+605 basis points), 4/17/2031[1,5,7]	499,950
	OZLM XI Ltd.
500,000	Series 2015-11A, Class CR, 5.939% (LIBOR 3 Month+360 basis points), 10/30/2030[1,5,7]	502,400
1,500,000	Series 2015-11A, Class DR, 9.339% (LIBOR 3 Month+700 basis points), 10/30/2030[1,5,7]	1,549,500
1,000,000	OZLM XV Ltd. Series 2016-15A, Class D, 9.498% (LIBOR 3 Month+715 basis points), 1/20/2029[1,5,7]	1,019,500
1,750,000	Recette CLO Ltd. Series 2015-1A, Class DR, 5.098% (LIBOR 3 Month+275 basis points), 10/20/2027[1,5,7]	1,746,500
	Riserva CLO Ltd.
1,500,000	Series 2016-3A, Class D, 6.233% (LIBOR 3 Month+390 basis points), 10/18/2028[1,5,7]	1,513,350
1,000,000	Series 2016-3A, Class E, 9.083% (LIBOR 3 Month+675 basis points), 10/18/2028[1,5,7]	1,012,700
100,000	SBA Tower Trust 3.156%, 10/10/2045[5,7]	99,750
500,000	TCI-Symphony CLO Ltd. Series 2017-1A, Class E, 8.789% (LIBOR 3 Month+645 basis points), 7/15/2030[1,5,7]	505,150

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Asset-Backed Securities (Continued)
$1,077,375	TGIF Funding LLC Series 2017-1A, Class A2, 6.202%, 4/30/2047[5,7]	$1,081,558
	Toyota Auto Receivables Owner Trust
88,013	Series 2015-C, Class A3, 1.340%, 6/17/2019[5]	87,970
260,301	Series 2017-A, Class A2A, 1.420%, 9/16/2019[5]	259,987
4,440,000	Volkswagen Auto Loan Enhanced Trust Series 2018-1, Class A1, 2.424%, 7/22/2019[5]	4,440,195
1,589,875	Volvo Financial Equipment LLC Series 2015-1A, Class A4, 1.910%, 1/15/2020[5,7]	1,586,907
	Voya CLO Ltd.
250,000	Series 2015-3A, Class E, 8.848% (LIBOR 3 Month+650 basis points), 10/20/2027[1,5,7]	247,725
500,000	Series 2016-2A, Class D, 9.292% (LIBOR 3 Month+695 basis points), 7/19/2028[1,5,7]	503,900
2,000,000	Series 2015-1A, Class CR, 4.683% (LIBOR 3 Month+235 basis points), 1/18/2029[1,5,7]	1,967,200
750,000	Series 2013-1A, Class CR, 5.289% (LIBOR 3 Month+295 basis points), 10/15/2030[1,5,7]	745,350
1,250,000	Series 2013-1A, Class DR, 8.819% (LIBOR 3 Month+648 basis points), 10/15/2030[1,5,7]	1,270,500
1,000,000	Series 2016-1A, Class DR, 7.598% (LIBOR 3 Month+525 basis points), 1/20/2031[1,5,7]	986,200
250,000	West CLO Ltd. Series 2014-2A, Class CR, 4.989% (LIBOR 3 Month+265 basis points), 1/16/2027[1,5,7]	249,575
474,681	World Omni Auto Receivables Trust Series 2018-A, Class A1, 1.750%, 2/15/2019[5]	474,685
3,385,732	World Omni Automobile Lease Securitization Trust Series 2016-A, Class A3, 1.450%, 8/15/2019[5]	3,375,534

	Total Asset-Backed Securities (Cost $197,050,833)	197,058,619

	Commercial Mortgage-Backed Securities – 5.1%
2,000,000	280 Park Avenue Mortgage Trust Series 2017-280P, Class B, 3.152% (LIBOR 1 Month+108 basis points), 9/15/2034[1,7]	2,008,446
1,365,000	BAMLL Commercial Mortgage Securities Trust Series 2013-DSNY, Class E, 4.672% (LIBOR 1 Month+260 basis points), 9/15/2026[1,7]	1,365,178
1,000,000	BBCMS Mortgage Trust Series 2018-TALL, Class B, 3.043% (LIBOR 1 Month+97 basis points), 3/15/2037[1,7]	1,001,537

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Commercial Mortgage-Backed Securities (Continued)
$1,200,000	Series 2017-GLKS, Class B, 3.272% (LIBOR 1 Month+120 basis points), 11/15/2034[1,7]	$1,200,390
2,000,000	Series 2017-DELC, Class A, 2.922% (LIBOR 1 Month+85 basis points), 8/15/2036[1,7]	2,003,238
	Citigroup Commercial Mortgage Trust
1,200,000	Series 2018-TBR, Class A, 2.902% (LIBOR 1 Month+83 basis points), 12/15/2036[1,5,7]	1,200,912
750,000	Series 2018-TBR, Class B, 3.222% (LIBOR 1 Month+115 basis points), 12/15/2036[1,5,7]	753,585
2,420,000	COMM Mortgage Trust Series 2014-TWC, Class B, 3.697% (LIBOR 1 Month+160 basis points), 2/13/2032[1,5,7]	2,424,117
2,582,277	FREMF Mortgage Trust Series 2015-KLSF, Class B, 6.490% (LIBOR 1 Month+440 basis points), 11/25/2022[1,5,7]	2,683,905
2,950,980	Government National Mortgage Association Series 2017-135, Class AB, 2.200%, 5/16/2049[5]	2,836,671
1,000,000	GS Mortgage Securities Corp. Trust Series 2018-CHLL, Class C, 3.322% (LIBOR 1 Month+125 basis points), 2/15/2037[1,7]	1,000,754
	Hilton Orlando Trust
750,000	Series 2018-ORL, Class B, 3.122% (LIBOR 1 Month+105 basis points), 12/15/2034[1,7]	751,316
1,000,000	Series 2018-ORL, Class C, 3.372% (LIBOR 1 Month+130 basis points), 12/15/2034[1,7]	1,002,395
1,900,000	J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class AFL, 3.040% (LIBOR 1 Month+95 basis points), 7/5/2033[1,5,7]	1,895,250
500,000	UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class B, 3.718%, 12/10/2045[5,7,8]	494,252
3,000,000	Waldorf Astoria Boca Raton Trust Series 2016-BOCA, Class B, 4.122% (LIBOR 1 Month+205 basis points), 6/15/2029[1,7]	3,005,598
	Total Commercial Mortgage-Backed Securities (Cost $25,698,368)	25,627,544
	Corporate – 17.0%
	Basic Materials – 0.8%
1,003,000	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.300%, 5/1/2023[5,7]	991,582
570,000	Dow Chemical Co. 8.550%, 5/15/2019	594,738

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Corporate (Continued)
	Basic Materials (Continued)
$550,000	Freeport-McMoRan, Inc. 4.000%, 11/14/2021	$547,938
550,000	Huntsman International LLC 4.875%, 11/15/2020[5]	560,312
625,000	Platform Specialty Products Corp. 6.500%, 2/1/2022[5,7]	642,969
600,000	Rain CII Carbon LLC / CII Carbon Corp. 7.250%, 4/1/2025[5,7]	618,000
		3,955,539
	Communications – 0.2%
750,000	AT&T, Inc. 2.989% (LIBOR 3 Month+65 basis points), 1/15/2020[1]	754,495
415,000	Cincinnati Bell, Inc. 7.000%, 7/15/2024[5,7]	371,425
		1,125,920
	Consumer, Cyclical – 2.2%
1,725,000	Daimler Finance North America LLC 2.959% (LIBOR 3 Month+62 basis points), 10/30/2019[1,7]	1,733,258
400,000	Dollar Tree, Inc. 3.036% (LIBOR 3 Month+70 basis points), 4/17/2020[1,5]	400,859
	Hyundai Capital America
548,000	2.875%, 8/9/2018[7]	548,039
580,000	3.261% (LIBOR 3 Month+94 basis points), 7/8/2021[1,7]	581,322
600,000	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. 6.750%, 11/15/2021[5,7]	621,000
	Nissan Motor Acceptance Corp.
1,147,000	2.350%, 3/4/2019[7]	1,143,413
650,000	2.727% (LIBOR 3 Month+39 basis points), 7/13/2020[1,7]	650,794
500,000	Rite Aid Corp. 6.125%, 4/1/2023[5,7]	505,000
2,000,000	Southwest Airlines Co. 2.750%, 11/6/2019[5]	1,994,364
2,450,000	Starbucks Corp. 2.100%, 2/4/2021[5]	2,383,125
250,000	Toyota Motor Credit Corp. 2.431% (LIBOR 3 Month+10 basis points), 1/10/2020[1]	250,496
		10,811,670
	Consumer, Non-cyclical – 3.3%
	Allergan Funding SCS
1,550,000	2.450%, 6/15/2019[6]	1,546,993
2,000,000	3.581% (LIBOR 3 Month+126 basis points), 3/12/2020[1,6]	2,019,208

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Corporate (Continued)
	Consumer, Non-cyclical (Continued)
$2,000,000	BAT Capital Corp. 2.764%, 8/15/2022[5,7]	$1,932,988
2,000,000	Conagra Brands, Inc. 2.839% (LIBOR 3 Month+50 basis points), 10/9/2020[1]	1,995,606
1,000,000	Gilead Sciences, Inc. 2.545% (LIBOR 3 Month+22 basis points), 3/20/2019[1]	1,000,862
1,300,000	Kroger Co. 2.000%, 1/15/2019	1,294,786
1,340,000	Laboratory Corp. of America Holdings 2.625%, 2/1/2020	1,328,567
1,250,000	Mondelez International Holdings Netherlands B.V. 2.949% (LIBOR 3 Month+61 basis points), 10/28/2019[1,6,7]	1,254,393
	UnitedHealth Group, Inc.
450,000	2.563% (LIBOR 3 Month+26 basis points), 6/15/2021[1]	451,046
2,000,000	3.150%, 6/15/2021	2,001,388
2,000,000	Western Union Co. 3.129% (LIBOR 3 Month+80 basis points), 5/22/2019[1]	2,005,504
		16,831,341
	Energy – 1.8%
600,000	Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.375%, 9/15/2024[5]	605,250
750,000	Enbridge, Inc. 2.731% (LIBOR 3 Month+40 basis points), 1/10/2020[1,6]	750,493
600,000	Energy Transfer Equity LP 7.500%, 10/15/2020	642,000
1,750,000	Halliburton Co. 2.000%, 8/1/2018[5]	1,750,000
625,000	Peabody Energy Corp. 6.000%, 3/31/2022[5,7]	646,094
215,000	Phillips 66 2.989% (LIBOR 3 Month+65 basis points), 4/15/2019[1,5,7]	215,083
1,550,000	Plains All American Pipeline LP / PAA Finance Corp. 2.600%, 12/15/2019[5]	1,533,010
350,000	Spectra Energy Partners LP 3.018% (LIBOR 3 Month+70 basis points), 6/5/2020[1]	352,171
600,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 5.500%, 9/15/2024[5,7]	618,000
2,000,000	Valero Energy Corp. 6.125%, 2/1/2020	2,080,618
		9,192,719

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Corporate (Continued)
	Financial – 5.8%
$2,225,000	Air Lease Corp. 2.125%, 1/15/2020	$2,186,040
2,030,000	Aircastle Ltd. 5.500%, 2/15/2022[6]	2,121,350
2,000,000	Branch Banking & Trust Co. 2.520% (LIBOR 3 Month+22 basis points), 6/1/2020[1,5]	1,997,888
1,085,000	Citibank N.A. 3.400%, 7/23/2021[5]	1,084,448
600,000	Compass Diversified Holdings / Compass Group Diversified Holdings LLC 8.000%, 5/1/2026[5,7]	588,000
	Goldman Sachs Group, Inc.
1,000,000	3.133% (LIBOR 3 Month+80 basis points), 12/13/2019[1]	1,006,049
2,500,000	3.000%, 4/26/2022[5]	2,447,650
2,250,000	HCP, Inc. 2.625%, 2/1/2020[5]	2,227,534
500,000	International Lease Finance Corp. 5.875%, 4/1/2019	509,569
1,750,000	JPMorgan Chase & Co. 3.544% (LIBOR 3 Month+121 basis points), 10/29/2020[1,5]	1,783,535
125,000	JPMorgan Chase Bank N.A. 2.633% (LIBOR 3 Month+29 basis points), 2/1/2021[1,5]	124,983
2,250,000	Marsh & McLennan Cos., Inc. 2.350%, 9/10/2019[5]	2,237,308
500,000	Metropolitan Life Global Funding I 2.756% (LIBOR 3 Month+43 basis points), 12/19/2018[1,7]	500,841
800,000	Mitsubishi UFJ Financial Group, Inc. 2.190%, 9/13/2021[6]	766,562
2,500,000	Nasdaq, Inc. 4.250%, 6/1/2024[5]	2,527,430
2,375,000	New York Life Global Funding 2.000%, 4/9/2020[7]	2,329,659
2,500,000	Pricoa Global Funding I 2.450%, 9/21/2022[7]	2,391,032
2,425,000	Wells Fargo Bank N.A. 2.649% (LIBOR 3 Month+31 basis points), 1/15/2021[1]	2,424,505
		29,254,383
	Industrial – 1.9%
	Caterpillar Financial Services Corp.
2,250,000	2.000%, 3/5/2020	2,219,166
580,000	2.510% (LIBOR 3 Month+18 basis points), 5/15/2020[1]	580,580
2,250,000	General Electric Co. 6.000%, 8/7/2019	2,319,986

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Corporate (Continued)
	Industrial (Continued)
$600,000	Park Aerospace Holdings Ltd. 5.500%, 2/15/2024[6,7]	$594,000
2,000,000	Textron, Inc. 2.903% (LIBOR 3 Month+55 basis points), 11/10/2020[1,5]	1,998,680
2,000,000	Vulcan Materials Co. 2.950% (LIBOR 3 Month+65 basis points), 3/1/2021[1]	2,005,140
		9,717,552
	Technology – 0.2%
555,000	MagnaChip Semiconductor Corp. 6.625%, 7/15/2021[5]	542,512
575,000	Western Digital Corp. 4.750%, 2/15/2026[5]	566,375
		1,108,887
	Utilities – 0.8%
450,000	AES Corp. 4.875%, 5/15/2023[5]	453,938
500,000	Berkshire Hathaway Energy Co. 2.375%, 1/15/2021	490,227
1,775,000	Consolidated Edison Co. of New York, Inc. 2.739% (LIBOR 3 Month+40 basis points), 6/25/2021[1]	1,780,121
1,200,000	Vistra Energy Corp. 7.375%, 11/1/2022[5]	1,254,000
		3,978,286
	Total Corporate (Cost $86,133,926)	85,976,297

	Residential Mortgage-Backed Securities – 2.8%
2,000,000	AMSR Trust Series 2016-SFR1, Class E, 5.223% (LIBOR 1 Month+315 basis points), 11/17/2033[1,7]	2,012,782
162,009	Bear Stearns ARM Trust Series 2004-3, Class 1A3, 4.241%, 7/25/2034[5,8]	158,642
249,168	Countrywide Asset-Backed Certificates Series 2003-2, Class 3A, 2.570% (LIBOR 1 Month+50 basis points), 8/26/2033[1,5]	246,871
984,372	CSMC Trust Series 2014-OAK1, Class 2A4, 3.000%, 11/25/2044[5,7,8]	983,231
861,356	Fannie Mae Grantor Trust Series 2004-T5, Class AB4, 2.631%, 5/28/2035[5,8]	811,556
	FDIC Guaranteed Notes Trust
576,750	Series 2010-S4, Class A, 2.806% (LIBOR 1 Month+72 basis points), 12/4/2020[1,5,7]	575,250

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Residential Mortgage-Backed Securities (Continued)
$380,795	Series 2010-S2, Class 2A, 2.570%, 7/29/2047[5,7]	$376,300
603,905	Finance of America Structured Securities Trust Series 2017-HB1, Class A, 2.321%, 11/25/2027[5,7,8]	601,858
249,189	Greenwich Structured ARM Products CI Series 2005-2A, Class N1, 5.864% (LIBOR 1 Month+380 basis points), 2/26/2035[1,5,7]	254,796
600,000	Home Partners of America Trust Series 2017-1, Class C, 3.623% (LIBOR 1 Month+155 basis points), 7/17/2034[1,7]	601,703
	Invitation Homes Trust
1,343,196	Series 2017-SFR2, Class A, 2.923% (LIBOR 1 Month+85 basis points), 12/17/2036[1,7]	1,344,778
750,000	Series 2017-SFR2, Class B, 3.223% (LIBOR 1 Month+115 basis points), 12/17/2036[1,7]	752,600
96,042	Mellon Residential Funding Cor Mor Pas Thr Tr Ser Series 1999-TBC3, Class A2, 2.639%, 10/20/2029[5,8]	96,894
283,752	NCUA Guaranteed Notes Trust Series 2011-R3, Class 1A, 2.478% (LIBOR 1 Month+40 basis points), 3/11/2020[1]	284,232
308,716	PMT Loan Trust Series 2013-J1, Class A6, 3.500%, 9/25/2043[5,7,8]	309,036
	Progress Residential Trust
1,482,281	Series 2016-SFR1, Class A, 3.573% (LIBOR 1 Month+150 basis points), 9/17/2033[1,7]	1,484,783
1,500,000	Series 2016-SFR1, Class B, 4.073% (LIBOR 1 Month+200 basis points), 9/17/2033[1,7]	1,505,457
1,639,576	RBSHD Trust Series 2013-1A, Class A, 7.685%, 10/25/2047[5,7,9]	1,570,599

	Total Residential Mortgage-Backed Securities (Cost $14,088,045)	13,971,368

	Total Bonds (Cost $322,971,172)	322,633,828

	Commercial Paper – 19.3%
3,500,000	American Honda Finance Corp. 2.150%, 8/6/2018	3,498,876
3,500,000	American Water Capital Corp. 2.230%, 8/8/2018	3,498,292
3,500,000	AT&T, Inc. 2.470%, 8/7/2018	3,498,512
3,500,000	Autonation, Inc. 2.500%, 8/9/2018	3,498,064
3,500,000	Basin Electric Power Cooperative 2.265%, 9/11/2018	3,491,691

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Principal Amount		Value

	Commercial Paper (Continued)
$3,500,000	Boston Scientific Corp. 2.500%, 8/21/2018	$3,495,404
3,500,000	Canadian National Railway Co. 2.020%, 8/20/2018	3,496,174
3,500,000	Caterpillar Financial Services Corp. 2.200%, 8/17/2018	3,496,489
3,500,000	CBS Corp. 2.320%, 9/28/2018	3,486,336
3,500,000	CNH Industrial Capital LLC 2.680%, 8/6/2018	3,498,715
3,500,000	Enbridge Energy Partners LP 3.060%, 8/28/2018	3,493,865
3,500,000	ExxonMobil Corp. 2.020%, 9/21/2018	3,490,011
3,500,000	Ford Motor Credit Co. 2.450%, 11/6/2018	3,477,030
3,500,000	General Motors Financial Co., Inc. 2.700%, 10/16/2018	3,480,201
3,500,000	Hitachi America Capital Corp. 2.200%, 8/1/2018	3,499,790
3,500,000	Hyundai Capital America 2.570%, 9/27/2018	3,486,592
3,500,000	Nestle Capital 2.250%, 11/13/2018	3,477,898
3,500,000	NextEra Energy, Inc. 2.330%, 9/27/2018	3,486,592
3,500,000	Nissan Motor Acceptance Corp. 2.300%, 11/13/2018	3,476,827
3,500,000	Nutrien Ltd. 2.500%, 8/20/2018	3,495,135
3,500,000	Oncor Electric Delivery Co. LLC 2.400%, 10/12/2018	3,482,703
3,500,000	Smithfield Foods, Inc. 2.750%, 8/6/2018	3,498,558
3,500,000	Southern Co. 2.270%, 8/17/2018	3,496,297
3,500,000	Telus Corp. 2.430%, 10/23/2018	3,479,739
3,500,000	Toyota Motor Credit Corp. 2.220%, 11/13/2018	3,477,236
3,500,000	VW Credit, Inc. 2.500%, 9/12/2018	3,490,284
3,500,000	Walgreens Boots Alliance 2.530%, 8/8/2018	3,498,281

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Principal Amount		Value

	Commercial Paper (Continued)
$3,500,000	Walt Disney Co. 2.150%, 10/16/2018	$3,484,408

	Total Commercial Paper (Cost $97,728,343)	97,730,000

Number of Shares

	Short-Term Investments – 4.4%
21,019,431	Federated Treasury Obligations Fund - Institutional Class, 1.772%[10]	21,019,431
1,211,572	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 1.756%[10]	1,211,572

	Total Short-Term Investments (Cost $22,231,003)	22,231,003

	Total Investments – 102.8% (Cost $519,532,941)	519,439,001
	Liabilities in Excess of Other Assets – (2.8)%	(14,080,944)

	Total Net Assets – 100.0%	$505,358,057

[1]	Floating rate security.
[2]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[3]	All or a portion of the loan is unfunded.
[4]	Denotes investments purchased on a when-issued or delayed delivery basis.
[5]	Callable.
[6]	Foreign security denominated in U.S. Dollars.
[7]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $194,466,682 which represents 38.5% of total net assets of the Fund.
[8]	Variable rate security.
[9]	Step rate security.
[10]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value At Trade Date	Value At April 30, 2018	Unrealized Appreciation
(95)	2-Year U.S. Treasury Note (CBT)	September 2018	$(20,111,524)	$(20,080,625)	$30,899
(70)	5-Year U.S. Treasury Note (CBT)	September 2018	(7,944,796)	(7,918,750)	26,046
TOTAL FUTURES CONTRACTS			$(28,056,320)	$(27,999,375)	$56,945

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund

SUMMARY OF INVESTMENTS

As of July 31, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Bank Loans	15.2%
Bonds
Asset-Backed Securities	39.0%
Commercial Mortgage-Backed Securities	5.1%
Corporate	17.0%
Residential Mortgage-Backed Securities	2.8%
Total Bonds	63.9%
Commercial Paper	19.3%
Short-Term Investments	4.4%
Total Investments	102.8%
Liabilities in Excess of Other Assets	(2.8)%
Total Net Assets	100.0%

 See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund

STATEMENT OF ASSETS AND LIABILITIES

As of July 31, 2018 (Unaudited)

Assets:
Investments, at value (cost $519,532,941)	$519,439,001
Cash	26,619
Cash held by broker for futures contracts	644,959
Cash held by broker for securities sold short and swap contracts	56,164
Receivables:
Unrealized appreciation on open futures contracts	56,945
Fund shares sold	453,933
Interest	1,366,149
Prepaid expenses	29,945
Other assets	477
Total assets	522,074,192

Liabilities:
Payables:
Investment securities purchased	16,199,314
Fund shares redeemed	74,130
Advisory fees	226,693
Shareholder servicing fees (Note 6)	67,320
Fund accounting fees	35,687
Fund administration fees	33,553
Auditing fees	15,973
Transfer agent fees and expenses	5,950
Custody fees	5,085
Commitment fees payable (Note 12)	4,714
Trustees' deferred compensation (Note 3)	1,051
Chief Compliance Officer fees	936
Trustees' fees and expenses	744
Accrued other expenses	44,985
Total liabilities	16,716,135

Net Assets	$505,358,057

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund

STATEMENT OF ASSETS AND LIABILITIES — Continued

As of July 31, 2018 (Unaudited)

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$523,425,194
Accumulated net investment income	1,184,663
Accumulated net realized loss on investments, securities sold short,
futures contracts, swap contracts and foreign currency transactions	(19,214,805)
Net unrealized appreciation (depreciation) on:
Investments	(93,940)
Futures contracts	56,945
Net Assets	$505,358,057

Maximum Offering Price per Share:
Net assets applicable to shares outstanding	$505,358,057
Shares of beneficial interest issued and outstanding	51,185,249
Offering and redemption price per share	$9.87

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund

STATEMENT OF OPERATIONS

For the Six Months Ended July 31, 2018 (Unaudited)

Investment Income:
Interest	$8,461,221
Total investment income	8,461,221

Expenses:
Advisory fees	1,307,364
Shareholder servicing fees (Note 6)	181,042
Fund administration fees	154,669
Fund accounting fees	108,736
Legal fees	44,371
Transfer agent fees and expenses	31,898
Registration fees	31,051
Shareholder reporting fees	24,876
Custody fees	17,121
Auditing fees	14,628
Commitment fees (Note 12)	12,670
Miscellaneous	6,413
Trustees' fees and expenses	3,968
Chief Compliance Officer fees	3,592
Interest on securities sold short	3,164
Insurance fees	1,066
Total expenses	1,946,629
Advisory fees waived	(141,145)
Fees paid indirectly (Note 3)	(6,228)
Net expenses	1,799,256
Net investment income	6,661,965

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(52,233)
Futures contracts	216,127
Securities sold short	752,119
Swap contracts	41,545
Net realized gain	957,558
Net change in unrealized appreciation/depreciation on:
Investments	(1,736,871)
Futures contracts	(109,302)
Securities sold short	(490,505)
Swap contracts	(88,599)
Net change in unrealized appreciation/depreciation	(2,425,277)
Net realized and unrealized loss:	(1,467,719)
Net Increase in Net Assets from Operations	$5,194,246

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended July 31, 2018 (Unaudited)	For the Year Ended January 31, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$6,661,965	$11,061,429
Net realized gain on investments, affiliated investments, futures contracts,
securities sold short, swap contracts and foreign currency	957,558	2,624,397
Net change in unrealized appreciation/depreciation on investments, affiliated investments,
futures contracts, securities sold short, swap contracts and foreign currency	(2,425,277)	165,880
Net increase in net assets resulting from operations	5,194,246	13,851,706

Distributions to Shareholders:
From net investment income	(6,513,482)	(10,446,269)
Total distributions to shareholders	(6,513,482)	(10,446,269)

Capital Transactions:
Net proceeds from shares sold	99,757,841	175,637,164
Reinvestment of distributions	5,301,471	8,472,398
Cost of shares redeemed[1]	(56,709,934)	(83,262,734)
Net increase in net assets from capital transactions	48,349,378	100,846,828

Total increase in net assets	47,030,142	104,252,265

Net Assets:
Beginning of period	458,327,915	354,075,650
End of period	$505,358,057	$458,327,915

Accumulated net investment income	$1,184,663	$1,036,180

Capital Share Transactions:
Shares sold	10,088,905	17,793,896
Shares reinvested	538,515	860,852
Shares redeemed	(5,736,462)	(8,435,831)

Net increase in capital share transactions	4,890,958	10,218,917

[1]	Net of redemption fee proceeds of $0 and $3,927, respectively.

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund

STATEMENT OF CASH FLOWS

For the Six Months Ended July 31, 2018 (Unaudited)

Increase (Decrease) in Cash
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$5,194,246
Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term portfolio investments	(332,161,546)
Sales of long-term portfolio investments	339,670,291
Return of capital dividends received	16,821
Proceeds from securities sold short	112,364,526
Cover short securities	(159,089,026)
Purchase of short-term investments, net	(65,512,263)
Decrease in investment securities sold receivable	75,219,056
Increase in interest receivable	(333,969)
Decrease in prepaid expenses	8,820
Increase in other assets	(131)
Decrease in investment securities purchased	(20,508,646)
Increase in advisory fees	70,693
Decrease in premiums received on open swap contracts	(332,907)
Decrease in interest on securities sold short	(61,261)
Decrease in accrued expenses	(24,634)
Net amortization on investments	(709,069)
Net realized gain	(725,637)
Net change in unrealized appreciation/depreciation	2,425,277
Net cash used for operating activities	(44,489,359)
Cash flows provided by (used for) financing activities:
Proceeds from shares sold	101,508,082
Cost of shares redeemed	(57,386,320)
Dividends paid to shareholders, net of reinvestments	(1,212,011)
Net cash provided by financing activities	42,909,751

Net decrease in cash	(1,579,608)

Cash and cash equivalents:
Beginning cash balance	24,724
Beginning cash held at broker	987,626
Beginning segregated cash held by custodian	1,295,000
Total beginning cash and cash equivalents	2,307,350

Ending cash balance	26,619
Ending cash held at broker	701,123
Ending segregated cash held by custodian	-
Total ending cash and cash equivalents	$727,742

Non cash financing activities not included herein consist of $5,301,471 of reinvested dividends.

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

					For the Period
	For the				February 28,
	Six Months				2014*
	Ended	For the year Ended January 31,			through
	July 31, 2018				January 31,
	(Unaudited)	2018	2017	2016	2015
Net asset value, beginning of period	$9.90	$9.81	$9.37	$9.87	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.14	0.27	0.36	0.32	0.31
Net realized and unrealized gain (loss)	(0.04)	0.07	0.48	(0.51)	(0.19)
Net increase from reimbursement by affiliate for valuation error (Note 3)	-	-	0.01	-	-
Total from investment operations	0.10	0.34	0.85	(0.19)	0.12

Less Distributions:
From net investment income	(0.13)	(0.25)	(0.41)	(0.31)	(0.25)
Total distributions	(0.13)	(0.25)	(0.41)	(0.31)	(0.25)

Redemption fee proceeds[1]	-	- [3]	- [3]	- [3]	- [3]

Net asset value, end of period	$9.87	$9.90	$9.81	$9.37	$9.87

Total return[4]	1.05%[7]	3.50%	9.39%	(2.02)%	1.25%[7]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$505,358	$458,328	$354,076	$465,743	$376,658

Ratio of expenses to average net assets (including brokerage expense, interest expense and interest on securities sold short):
Before fees waived and expenses absorbed[5,6]	0.82%[8]	0.81%	0.84%	0.80%	0.76%[8]
After fees waived and expenses absorbed[5,6]	0.76%[8]	0.76%	0.77%	0.79%	0.75%[8]

Ratio of net investment income to average net assets (including brokerage expense, interest expense and interest on securities sold short):
Before fees waived and expenses absorbed[2]	2.74%[8]	2.65%	3.69%	3.24%	3.38%[8]
After fees waived and expenses absorbed[2]	2.80%[8]	2.70%	3.76%	3.25%	3.39%[8]

Portfolio turnover rate	209%[7]	361%	202%	59%	14%[7]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the fiscal year ended January 31, 2017, 0.11% of the Fund's total return consists of a reimbursement by an affiliate for valuation error.
[5]	Does not include expenses of the investment companies in which the Fund invests.
[6]	If brokerage expense, interest expense and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.01% for the six months ended July 31, 2018, and 0.01%, 0.05% and 0.05% for the fiscal years ended January 31, 2018, 2017, and 2016, respectively, and 0.00% for the period ended January 31, 2015.
[7]	Not annualized.
[8]	Annualized.

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2018 (Unaudited)

Note 1 – Organization

Palmer Square Income Plus Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek income and capital appreciation. The Fund commenced investment operations on February 28, 2014.

The Fund commenced operations on February 28, 2014, prior to which its only activity was the receipt of a $2,500 investment from principals of the Fund’s advisor and a $94,313,788 transfer of shares of the Fund in exchange for the net assets of the Palmer Square Opportunistic Investment Grade Plus Trust (“Private Fund I”) and Palmer Square Investment Grade Plus Trust (“Private Fund II”), each a Delaware statutory trust (each a “Private Fund” collectively, the “Private Funds”). This exchange was nontaxable, whereby the Fund issued 9,428,446 shares for the net assets of the Private Funds on February 28, 2014. Assets with a fair market value of $94,313,788 consisting of cash, interest receivable and securities of the Private Funds with a fair value of $92,629,439 (identified cost of investments transferred $91,621,375) were the primary assets received by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Private Funds was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Palmer Square Income Plus Fund

NOTES TO FINANCIAL STATEMENTS - Continued

July 31, 2018 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Palmer Square Income Plus Fund

NOTES TO FINANCIAL STATEMENTS - Continued

July 31, 2018 (Unaudited)

(e) Swap Agreements and Swaptions

The Fund may enter into credit default swap agreements for investment purposes. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The Fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the Fund would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. The notional value will be used to segregate liquid assets for selling protection on credit default swaps. If the Fund were a buyer and no credit event occurs, the Fund would recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value. The use of swap agreements by the Fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the Fund's return.

The Fund may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Fund may write (sell) and purchase put and call swaptions. The Fund may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. The Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in the Fund’s use of options.

Palmer Square Income Plus Fund

NOTES TO FINANCIAL STATEMENTS - Continued

July 31, 2018 (Unaudited)

Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

The Fund did not enter into any transactions in written swaptions contracts for the six months ended July 31, 2018.

(f) Options Contracts

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund did not enter into any transactions in written options contracts for the six months ended July 31, 2018.

(g) Futures Contracts

The Fund may use interest rate, foreign currency, index and other futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made.

A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations.

Palmer Square Income Plus Fund

NOTES TO FINANCIAL STATEMENTS - Continued

July 31, 2018 (Unaudited)

(h) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open period February 28, 2014 (commencement of operations) through January 31, 2015, and as of and during the open years ended January 31, 2016-2018, and as of and during the six months ended July 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i) Distributions to Shareholders

The Fund will make distributions of net investment income quarterly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(j) Other

The Fund may purchase participations in commercial loans. Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Fund intends to invest may not be rated by any nationally recognized rating service.

Palmer Square Income Plus Fund

NOTES TO FINANCIAL STATEMENTS - Continued

July 31, 2018 (Unaudited)

Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. Commitment fees are processed as a reduction in cost. As of July 31, 2018, the Fund had unfunded loan commitments as noted in the Schedule of Investments.

In addition, the Fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all-times segregate or "earmark" liquid assets, in an amount sufficient to meet such commitments.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Palmer Square Capital Management LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.55% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.75% of the Fund's average daily net assets. This agreement is in effect until May 31, 2019, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended July 31, 2018, the Advisor waived advisory fees totaling $141,145. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At July 31, 2018, the amount of these potentially recoverable expense was $507,551. The Advisor may recapture all or a portion of the following amounts no later than January 31, of the years stated below:

Palmer Square Income Plus Fund

NOTES TO FINANCIAL STATEMENTS - Continued

July 31, 2018 (Unaudited)

2019	$35,118
2020	139,704
2021	191,584
2022	141,145
Total	$507,551

IMST Distributors, LLC (“Distributor”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

The Fund has a fee arrangement with its custodian, UMB Bank, n.a., which provides for custody fees to be reduced by earning credits based on cash balances left on deposit with the custodian. For the six months ended July 31, 2018, the total fees reduced by earning credits were $6,228. Such amount is shown as a reduction of expenses, "Fees paid indirectly", on the Statement of Operations.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended July 31, 2018, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended July 31, 2018, are reported on the Statement of Operations.

The Advisor reimbursed the Fund $226,661 for losses from a valuation error during the fiscal year ended January 31, 2017. The amount is reported on the Fund’s Financial Highlights under the caption “Net increase from reimbursement by affiliate for valuation error”.

Palmer Square Income Plus Fund

NOTES TO FINANCIAL STATEMENTS - Continued

July 31, 2018 (Unaudited)

Note 4 – Federal Income Taxes

At July 31, 2018, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$519,550,100

Gross unrealized appreciation	$847,325
Gross unrealized depreciation	(958,424)

Net unrealized depreciation on investments	$(111,099)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of January 31, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,124,779
Undistributed long-term capital gains	-
Tax accumulated earnings	1,124,779

Accumulated capital and other losses	(19,988,957)
Unrealized appreciation on investments and securities sold short	2,116,277
Total accumulated deficit	$(16,747,901)

The tax character of distributions paid during the fiscal years ended January 31, 2018 and January 31, 2017 was as follows:

Distribution paid from:	2018	2017
Ordinary income	$10,446,269	$14,745,043
Long-term capital gains	-	-
Total distributions paid	$10,446,269	$14,745,043

As of January 31, 2018, the Fund had a short-term capital loss carryover of $6,431,513 and a long-term capital loss carryforward of $13,557,444. To the extent that the Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Investment Transactions

For the six months ended July 31, 2018, purchases and sales of investments, excluding short-term investments and swap contracts were $332,161,546 and $339,670,291, respectively. Securities sold short and short securities covered were $112,364,526 and $159,089,026, respectively, for the same period.

Palmer Square Income Plus Fund

NOTES TO FINANCIAL STATEMENTS - Continued

July 31, 2018 (Unaudited)

Note 6 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended July 31, 2018, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 7 – Redemption Fee

Effective April 3, 2017, the Fund no longer charges redemption fees. Prior to April 3, 2017, the Fund imposed a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. Prior to August 5, 2016, the Fund imposed a redemption fee of 2.00% of the total redemption amount within 180 days of purchase. For the year ended January 31, 2018 the Fund received $3,927 in redemption fees.

Note 8 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Palmer Square Income Plus Fund

NOTES TO FINANCIAL STATEMENTS - Continued

July 31, 2018 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2018, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Bank Loans	$-	$76,844,170	$-	$76,844,170
Bonds
Asset-Backed Securities	-	197,058,619	-	197,058,619
Commercial Mortgage-Backed Securities	-	25,627,544	-	25,627,544
Corporate**	-	85,976,297	-	85,976,297
Residential Mortgage-Backed Securities	-	13,971,368	-	13,971,368
Commercial Paper	-	97,730,000	-	97,730,000
Short-Term Investments	22,231,003	-	-	22,231,003
Total Investments	22,231,003	497,207,998	-	519,439,001
Other Financial Instruments***
Futures Contracts	$56,945	$-	$-	$56,945
Total Assets	$22,287,948	$497,207,998	$-	$519,495,946

*	The Fund did not hold any Level 3 securities at period end.
**	All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out by major sector classification, please refer to the Schedule of Investments.
***	Other financial instruments are derivative instruments, such as futures contracts, forward contracts, swaptions contracts and swap contracts. Futures contracts, forward contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers between levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Note 10 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

Palmer Square Income Plus Fund

NOTES TO FINANCIAL STATEMENTS - Continued

July 31, 2018 (Unaudited)

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of July 31, 2018 by risk category are as follows:

	Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets
Unrealized appreciation on open futures contracts	$-	$-	$-	$56,945	$56,945
	$-	$-	$-	$56,945	$56,945

The effects of derivative instruments on the Statement of Operations for the six months ended July 31, 2018 are as follows:

	Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives
Futures contracts	$-	$-	$-	$216,127	$216,127
Swap contracts	41,545	-	-	-	41,545
	$41,545	$-	$-	$216,127	$257,672
Net Change in Unrealized Appreciation/Depreciation on Derivatives
Futures contracts	$-	$-	$-	$(109,302)	$(109,302)
Swap contracts	(88,599)	-	-	-	(88,599)
	$(88,599)	$-	$-	$(109,302)	$(197,901)

The notional amount and the number of contracts are included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of July 31, 2018 are as follows:

Derivatives not designated as hedging instruments
Credit contracts	Swap contracts	Notional amount	$1,700,000
Interest rate contracts	Futures contracts	Notional amount	$(24,343,452)

Note 11 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

Palmer Square Income Plus Fund

NOTES TO FINANCIAL STATEMENTS - Continued

July 31, 2018 (Unaudited)

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

The Fund did not hold any swap contracts as of July 31, 2018.

Note 12 – Line of Credit

The Fund together with other funds managed by the Advisor (together “Palmer Square Funds”) has entered into a Senior Secured Revolving Credit Facility (“Facility”) of $25,000,000 with UMB Bank, n.a. The Fund is permitted to borrow up to the lesser of one-third of the Fund’s total assets, or $12,500,000, the maximum amount permitted subject to the Fund’s investment limitations. The purpose of the Facility is to finance temporarily the repurchase or redemption of shares of each fund. Borrowings under this agreement bear interest at the one-month London Interbank Offered Rate (LIBOR) plus 1.75%. As compensation for holding the lending commitment available, the Palmer Square Funds are charged a commitment fee on the average daily unused balance of the Facility at the rate of 0.20% per annum. The commitment fee for the six months ended July 31, 2018 is disclosed in the Statement of Operations. The Fund did not borrow under the line of credit agreement during the six months ended July 31, 2018.

Note 13 – Events Subsequent to Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Palmer Square Income Plus Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on June 20-21, 2018, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Palmer Square Capital Management, LLC (the “Investment Advisor”) with respect to the Palmer Square Income Plus Fund series of the Trust (the “Fund”) for an additional one-year term from when it otherwise would expire. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Fund; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Fund; reports comparing the performance of the Fund with returns of the Bloomberg Barclays U.S. Aggregate Bond Index and a group of comparable funds (the “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s Nontraditional Bond fund universe (the “Fund Universe”) for the one- and three-year periods ended March 31, 2018; and reports comparing the investment advisory fee and total expenses of the Fund with those of the Peer Group and the Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the Fund’s annualized total return for the three-year period was higher than the Bloomberg Barclays U.S. Aggregate Bond Index return and the Peer Group median return, and the same as the Fund Universe median return. The Fund’s total return for the one-year period was higher than the Index return and the same as the Peer Group median return, but below the Fund Universe median return by 0.27%. The Trustees noted that the Fund had earned five-star ratings from Morningstar, Inc. for 2017 and for the year-to-date period ended March 31, 2018. The Trustees also considered Broadridge’s observation that the Nontraditional Bond Fund Universe comprises many different types of funds, and that comparisons to the Peer Group and the Fund’s benchmark are important to consider in addition to the Fund Universe comparisons.

The Board noted its familiarity with the Investment Advisor and considered the overall quality of services provided by the Investment Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund were satisfactory.

Palmer Square Income Plus Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Advisory Fee and Expense Ratio

With respect to the advisory fee paid by the Fund, the meeting materials indicated that the annual investment advisory fee (gross of fee waivers) was lower than the Peer Group and Fund Universe medians. The Trustees considered that the Fund’s advisory fee was equal to or higher than the fees the Investment Advisor charges to manage separate accounts for institutional clients with similar objectives and policies as the Fund, and higher than the fee the Investment Adviser will charge to manage a new collective investment trust utilizing the same strategy as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s other clients, and that the Investment Advisor provides more services to the Fund than it does to separately managed accounts. The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than both the Peer Group and Fund Universe medians.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to the Fund for the year ended March 31, 2018, noting that the Investment Advisor had waived a portion of its advisory fee. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profit of the Investment Advisor from its relationship with the Fund was reasonable.

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund, other than the receipt of its investment advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Trustees also noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Fund grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement.

Palmer Square Income Plus Fund

EXPENSE EXAMPLE

For the Six Months Ended July 31, 2018 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2018 to July 31, 2018.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	2/1/18	7/31/18	2/1/18 – 7/31/18
Actual Performance*	$ 1,000.00	$ 1,010.50	$ 3.77
Hypothetical (5% annual return before expenses)	1,000.00	1,021.04	3.79

*	Expenses are equal to the Fund’s annualized expense ratio of 0.76%, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

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Palmer Square Income Plus Fund

A series of Investment Managers Series Trust

Investment Advisor

Palmer Square Capital Management LLC

2000 Shawnee Mission Parkway, Suite 300

Mission Woods, Kansas 66205

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Palmer Square Income Plus Fund	PSYPX	46141P 388

Privacy Principles of the Palmer Square Income Plus Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Palmer Square Income Plus Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (866) 933-9033, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (866) 933-9033, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (866) 933-9033. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (866) 933-9033.

Palmer Square Income Plus Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (866) 933-9033

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	10/9/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	10/9/2018

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	10/9/2018